Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Revenues from third parties, net	$ 691,789	$ 840,542	$ 684,184
Revenues from related parties, net	0	0	86,555
Total revenues	691,789	840,542	770,739
Costs and expenses:
Cost of revenues	528,651	634,660	578,886
Research and development	94,422	91,839	80,368
General and administrative	18,470	20,192	18,147
Bad debt expense	310	554	173
Sales and marketing	19,264	20,572	18,822
Total costs and expenses	661,117	767,817	696,396
Operating income	30,672	72,725	74,343
Non operating income (loss):
Interest income	710	728	527
Gains (losses) on sale of securities, net	1,993	10,471	(8)
Equity in losses of equity method investees	(77)	(80)	(122)
Valuation gain on financial instruments	0	1,255	160
Impairment loss on investments	0	(309)	0
Foreign currency exchange gains (losses), net	(43)	1,077	643
Interest expense	(514)	(518)	(401)
Other income, net	126	145	258
Total non operating income (loss)	2,195	12,769	1,057
Earnings before income taxes	32,867	85,494	75,400
Income tax expense	11,405	21,591	19,476
Net income	21,462	63,903	55,924
Net loss attributable to noncontrolling interests	3,733	2,695	5,552
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,195	$ 66,598	$ 61,476
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.07	$ 0.19	$ 0.18
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	0.07	0.19	0.18
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	0.15	0.39	0.36
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	$ 0.15	$ 0.39	$ 0.36